Notes Receivable, net and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Hotel Dispositions and Assets Held for Sale	The consideration received is summarized in the table below (in thousands):

Cash	$8,250
Note receivable - construction financing (1)	3,543
Note receivable - certificate of occupancy (2)	4,047
Other asset - future ownership rights of parking parcel (3)	4,100
Other asset - free use of parking easement prior to development commencement (4)	235
Other asset - reimbursement of parking fees while parking parcel is in development (5)	462
Total	$20,637
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(1)	This note receivable has a face value of $4.0 million and was discounted at 7.0%, which represents the stated rate in the note. See note 9.

(2)	This note receivable has a face value of $5.3 million and was discounted at 7.0%, which represents the stated rate in the note. See note 9.

(3)	The $4.1 million is the estimated fair value on the closing date of the transaction.

(4)	This amount represents the value for the time period that the Company will receive free use of the parking easement prior to development commencement. The total amount was discounted at 7.0%.
(5)
This amount represents the value for parking fees that will be reimbursed to the Company during the development of the parking parcel and was discounted at 7.0%.
The following table includes condensed financial information from these hotel properties (in thousands):

	Year Ended December 31,
	2019	2018	2017
Total hotel revenue	$18,108	$30,682	$51,458
Total hotel operating expenses	(11,740)	(19,631)	(34,987)
Gain (loss) on sale of assets and hotel properties	6,072	475	14,030
Property taxes, insurance and other	(1,418)	(2,266)	(3,105)
Depreciation and amortization	(2,399)	(4,590)	(9,012)
Impairment charges	(6,533)	(16,983)	(8,301)
Operating income (loss)	2,090	(12,313)	10,083
Interest income	—	—	12
Interest expense and amortization of premiums and loan costs	(808)	(2,983)	(8,290)
Write-off of premiums, loan costs and exit fees	(426)	(524)	(98)
Income (loss) before income taxes	856	(15,820)	1,707
(Income) loss before income taxes attributable to redeemable noncontrolling interests in operating partnership	(136)	2,316	(265)
Net Income (loss) before income taxes attributable to the Company	$720	$(13,504)	$1,442

The consideration received is summarized in the table below (in thousands):

Cash	$8,250
Note receivable - construction financing	3,543
Note receivable - certificate of occupancy	4,047
Other asset - future ownership rights of parking parcel	4,100
Other asset - free use of parking easement prior to development commencement	235
Other asset - reimbursement of parking fees while parking parcel is in development	462
Total	$20,637

Schedule of Notes Receivable and Other
Notes receivable, net are summarized in the table below (dollars in thousands):

	Interest Rate	March 31, 2020	December 31, 2019
Construction Financing Note (1) (5)
Face amount	7.0%	$4,000	$4,000
Discount (2)		(339)	(402)
		3,661	3,598
Certificate of Occupancy Note (3) (5)
Face amount	7.0%	$5,250	$5,250
Discount (4)		(1,067)	(1,139)
		4,183	4,111
Note receivable, net		$7,844	$7,709
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(1)
The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before the earlier of (i) the buyer closing on third party institutional financing for the construction of improvements on the property, (ii) three years after the development commencement date, or (iii) July 9, 2024.

(2)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2021.

(3)	The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before July 9, 2025.

(4)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2023.
(5)
The notes receivable are secured by the 1.65-acre land parcel adjacent to the Hilton St. Petersburg Bayfront.

Notes receivable, net are summarized in the table below (dollars in thousands):

	Interest Rate	December 31, 2019
Construction Financing Note (1)
Face amount	7.0%	$4,000
Discount (2)		(402)
		3,598
Certificate of Occupancy Note (3)
Face amount	7.0%	$5,250
Discount (4)		(1,139)
		4,111
Note receivable, net		$7,709
____________________________________

(1)
The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before the earlier of (i) the buyer closing on third party institutional financing for the construction of improvements on the property, (ii) three years after the development commencement date, or (iii) July 9, 2024.

(2)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2021.

(3)	The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before July 9, 2025.
(4)
The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2023.

Schedule of Other Consideration
Other consideration received from the sale of the 1.65-acre parking lot adjacent to the Hilton St. Petersburg Bayfront is summarized in the table below (dollars in thousands):

	Imputed Interest Rate	March 31, 2020		December 31, 2019
Future ownership rights of parking parcel	7.0%	$4,100		$4,100
Imputed interest		145		72
		4,245	(1)	4,172	(1)

Free use of parking easement prior to development commencement	7.0%	$235		$235
Accumulated amortization		(235)		(118)
		—	(1)	117	(1)

Reimbursement of parking fees while parking parcel is in development (2)	7.0%	$462		$462
Accumulated amortization		—		—
		462	(1)	462	(1)
Total		$4,751		$4,751
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(1)	Included in “other assets” in the consolidated balance sheets.
(2)
Amortization will commence when the parking parcel begins development.

Other consideration is summarized in the table below (dollars in thousands, except interest rates):

	Imputed Interest Rate	December 31, 2019
Future ownership rights of parking parcel	7.0%	$4,100
Imputed accrued interest		72
		4,172	(1)

Free use of parking easement prior to development commencement	7.0%	$235
Accumulated amortization		(118)
		117	(1)

Reimbursement of parking fees while parking parcel is in development (2)	7.0%	$462
Accumulated amortization		—
		462	(1)
Total		$4,751
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(1)	Included in "other assets" in the consolidated balance sheets.
(2)
Amortization will commence when the parking parcel begins development.